8 GOODWILL (Details) - USD ($)	Sep. 30, 2017	Mar. 10, 2017	Dec. 31, 2016	Jul. 29, 2016	Jul. 22, 2016	Jul. 01, 2016	Dec. 31, 2015	Nov. 20, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Virtuoso	$ 939,881		$ 939,881		$ 9		$ 0
Ameri California	4,812,243	$ 50
Ameri Arizona	10,416,000			$ 104
DCM			10,416,000				0
Bigtech	299,803		314,555			$ 3	0
Ameri Constlting Service Pvt. Ltd.	1,948,118		1,948,118				0
Ameri Georgia	3,470,522		3,470,522				3,470,522	$ 35
ATCG			0				0
Total	$ 21,886,567		$ 17,089,076				$ 3,470,522